Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000019687_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019687_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019687_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000205041_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000205041_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000205041_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.13%
C000019691_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019691_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019691_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000019692_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019692_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019692_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000019690_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019690_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019690_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000019688_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019688_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019688_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000182861_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000182861_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000182861_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	13.77%
C000019681_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019681_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019681_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000177524_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000177524_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000177524_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.03%
C000019685_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019685_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019685_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000019686_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019686_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019686_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000019684_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019684_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019684_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000019682_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019682_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019682_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000042507_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000042507_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000042507_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000098199_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%
C000098199_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.52%)
C000098199_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.04%
C000131779_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000131779_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000131779_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.38%
C000019680_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%
C000019680_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.52%)
C000019680_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.04%
C000205040_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%
C000205040_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.52%)
C000205040_2_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.10%
C000087890_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%
C000087890_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.52%)
C000087890_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.04%
C000087891_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%
C000087891_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.52%)
C000087891_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.04%
C000087889_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%
C000087889_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.52%)
C000087889_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.04%
C000087887_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%
C000087887_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		(0.52%)
C000087887_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			2.04%
C000019679_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000019679_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000019679_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000064268_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000064268_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000064268_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000212501_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000212501_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000212501_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.45%
C000019698_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000019698_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000019698_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000064272_2_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	15.68%
C000064272_2_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.19%
C000064272_2_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.02%
C000019696_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000019696_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000019696_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000064271_0_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000064271_0_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000064271_0_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000019695_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000019695_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000019695_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000064270_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%
C000064270_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.88%
C000064270_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.66%
C000019694_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000019694_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000019694_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.38%
C000182860_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000182860_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000182860_1_BBIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	14.19%
C000019693_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000019693_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000019693_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.38%
C000064269_1_BBIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	16.54%
C000064269_1_BBIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.49%
C000064269_1_BBIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			13.38%
C000019687_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.36%)
C000019687_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.65%
C000019687_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.62%
C000019687_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)
C000019687_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000019687_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.20%
C000205041_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.25%)
C000205041_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.78%
C000205041_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%
C000205041_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)
C000205041_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000205041_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.26%
C000019691_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.32%)
C000019691_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.23%
C000019691_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.68%
C000019691_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.92%)
C000019691_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.04%
C000019691_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.07%
C000019691_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)
C000019691_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000019691_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.20%
C000019692_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.40%)
C000019692_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.63%
C000019692_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.62%
C000019692_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)
C000019692_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000019692_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.20%
C000019690_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.29%)
C000019690_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.46%
C000019690_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.67%
C000019690_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.39%)
C000019690_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		14.46%
C000019690_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.67%
C000019690_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)
C000019690_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000019690_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.20%
C000019688_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(8.22%)
C000019688_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.97%
C000019688_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.69%
C000019688_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.62%)
C000019688_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.33%
C000019688_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.33%
C000019688_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.27%)
C000019688_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.41%
C000019688_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.20%
C000182861_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%
C000182861_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.90%
C000182861_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	11.86%
C000182861_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%
C000182861_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%
C000182861_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	7.97%
C000019681_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.97%
C000019681_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.57%
C000019681_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.73%
C000019681_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%
C000019681_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%
C000019681_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.27%
C000177524_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%
C000177524_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.69%
C000177524_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	12.15%
C000177524_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%
C000177524_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%
C000177524_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.34%
C000019685_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.15%)
C000019685_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.21%
C000019685_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.75%
C000019685_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.44%
C000019685_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.98%
C000019685_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.14%
C000019685_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%
C000019685_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%
C000019685_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.27%
C000019686_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.92%
C000019686_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.54%
C000019686_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.72%
C000019686_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%
C000019686_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%
C000019686_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.27%
C000019684_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.91%
C000019684_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.43%
C000019684_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.75%
C000019684_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.91%
C000019684_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		8.43%
C000019684_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.75%
C000019684_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%
C000019684_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%
C000019684_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.27%
C000019682_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.22%)
C000019682_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.98%
C000019682_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.78%
C000019682_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%
C000019682_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.26%
C000019682_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.43%
C000019682_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%
C000019682_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%
C000019682_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.27%
C000042507_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	0.39%
C000042507_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.17%
C000042507_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.31%
C000042507_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.55%)
C000042507_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		9.81%
C000042507_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			7.43%
C000098199_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.61%
C000098199_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		7.24%
C000098199_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.77%
C000098199_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%
C000098199_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.44%
C000098199_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.69%
C000098199_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
C000098199_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%
C000098199_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000131779_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	24.54%
C000131779_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.71%
C000131779_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.85%
C000131779_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%
C000131779_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.27%
C000131779_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.06%
C000019680_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.21%
C000019680_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.62%
C000019680_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.52%
C000019680_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%
C000019680_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%
C000019680_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.96%
C000019680_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
C000019680_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%
C000019680_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000205040_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%
C000205040_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.75%
C000205040_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	5.33%
C000205040_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%
C000205040_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%
C000205040_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	3.73%
C000205040_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
C000205040_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%
C000205040_1_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.95%
C000087890_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000087890_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.46%
C000087890_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.79%
C000087890_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%
C000087890_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.32%
C000087890_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.22%
C000087890_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%
C000087890_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%
C000087890_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.96%
C000087890_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
C000087890_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%
C000087890_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000087891_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%
C000087891_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.63%
C000087891_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.52%
C000087891_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%
C000087891_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%
C000087891_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.96%
C000087891_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
C000087891_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%
C000087891_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000087889_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%
C000087889_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.53%
C000087889_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.61%
C000087889_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.08%
C000087889_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.53%
C000087889_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.61%
C000087889_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%
C000087889_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%
C000087889_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.96%
C000087889_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
C000087889_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%
C000087889_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000087887_ClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	1.60%
C000087887_ClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.47%
C000087887_ClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			4.81%
C000087887_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%
C000087887_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		6.34%
C000087887_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.24%
C000087887_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%
C000087887_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		2.90%
C000087887_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			3.96%
C000087887_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.55%
C000087887_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		5.11%
C000087887_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			5.39%
C000019679_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.19%
C000019679_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.24%
C000019679_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.60%
C000019679_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000019679_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.34%
C000019679_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.29%
C000064268_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	21.29%
C000064268_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.34%
C000064268_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.71%
C000064268_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000064268_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.34%
C000064268_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			16.29%
C000212501_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	19.88%
C000212501_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		16.24%
C000212501_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	19.88%
C000212501_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	20.86%
C000212501_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.34%
C000212501_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.47%
C000019698_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.52%
C000019698_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.09%
C000019698_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.78%
C000019698_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%
C000019698_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.23%
C000019698_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.12%
C000019698_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%
C000019698_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.24%
C000019698_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.01%
C000064272_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.64%
C000064272_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		19.20%
C000064272_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.90%
C000064272_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.78%
C000064272_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		15.23%
C000064272_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			8.12%
C000064272_1_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	12.06%
C000064272_1_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		12.24%
C000064272_1_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			10.01%
C000019696_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%
C000019696_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.25%
C000019696_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.43%
C000064271_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.46%
C000064271_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.36%
C000064271_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.54%
C000019695_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.62%
C000019695_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.85%
C000019695_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.20%
C000019695_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.72%
C000019695_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000019695_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.10%
C000064270_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	17.68%
C000064270_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.95%
C000064270_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			11.31%
C000064270_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	9.72%
C000064270_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.19%
C000064270_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			12.10%
C000019694_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.28%)
C000019694_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		10.87%
C000019694_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			6.21%
C000019694_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	8.79%
C000019694_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		13.18%
C000019694_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			9.20%
C000182860_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	25.38%
C000182860_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		18.21%
C000182860_NoLoadClassMember_2024-08-01_2025-07-31Member
Average Annual Return [Line Items]
Average Annual Return, Percent	20.15%
C000182860_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%
C000182860_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.27%
C000182860_0_AdditionalIndexMember_LOCMember
Average Annual Return [Line Items]
Average Annual Return, Percent	18.52%
C000019693_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.78%
C000019693_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.75%
C000019693_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.99%
C000019693_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%
C000019693_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.27%
C000019693_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.06%
C000064269_NoLoadClassMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.87%
C000064269_NoLoadClassMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.85%
C000064269_NoLoadClassMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			18.10%
C000064269_0_AdditionalIndexMember_1YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent	23.75%
C000064269_0_AdditionalIndexMember_5YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent		17.27%
C000064269_0_AdditionalIndexMember_10YRMember
Average Annual Return [Line Items]
Average Annual Return, Percent			17.06%